Share-based payments - Schedule of Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees	$ 9,072,796	$ 8,982,488	$ 8,001,830
Share-based compensation expense	9,072,796	8,982,488	8,001,830
Board
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation expense	$ 557,668	$ 0	$ 0